SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 47,836	$ 56,910
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 24,986	$ 20,314
Maturity	April 28, 2019 - April 29, 2026	June 4, 2018 - October 31, 2046
Bonds [Member] | Bottom of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	3.88%	3.88%
Bonds [Member] | Top of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	13.00%	8.75%
Term deposits [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value		$ 36,596
Maturity		April 11 - August 3, 2018
Term deposits [Member] | Bottom of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates		3.60%
Term deposits [Member] | Top of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates		4.15%
Money market instruments [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 22,850